[redacted]

13002743

NASDAQ
THE NASDAQ OMX GROUP

Received SEC

JUN 12 2013

Washington, DC 20549

CERT NAS
File No. 001-35522

William Slattery, CFA
Vice President
Listing Qualifications

By Electronic Mail

June 12, 2013

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on June 12, 2013 The Nasdaq Stock Market (the "Exchange") received from First PacTrust Bancorp, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Depositary Shares each representing a
1/40th interest in a share of 8.00%
Non-Cumulative Perpetual Preferred Stock, Series C

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery